Deposits - Schedule of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Time Deposits, Less than $250,000	$ 1,661,631	$ 1,456,804
Time Deposits, $250,000 or More	469,576	667,819
Total time deposits	$ 2,131,207	$ 2,124,623